General and Administration Expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of General and Administration

	2023	2022
Salaries and benefits	$18,380	$18,371
Professional fees	10,846	13,974
Share-based compensation	9,120	3,295
Office and other expenses	6,825	10,010
Depreciation	1,072	1,032
Total general and administration expense	$46,243	$46,682